World Omni Auto Receivables Trust 2012-A	Exhibit 99.1
Monthly Servicer Certificate
September 30, 2013

Dates Covered
Collections Period	09/01/13 - 09/30/13
Interest Accrual Period	09/16/13 - 10/14/13
30/360 Days	30
Actual/360 Days	29
Distribution Date	10/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/13	537,939,214.04	33,397
Yield Supplement Overcollateralization Amount at 08/31/13	7,265,138.49	0

Receivables Balance at 08/31/13	545,204,352.53	33,397
Principal Payments	22,424,707.70	1,028
Defaulted Receivables	791,078.72	45
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/13	6,800,436.11	0

Pool Balance at 09/30/13	515,188,130.00	32,324

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Delinquent Receivables:
Past Due 31-60 days	6,857,320.09	500
Past Due 61-90 days	1,799,313.93	124
Past Due 91 + days	402,579.92	25

Total	9,059,213.94	649

Total 31+ Delinquent as % Ending Pool Balance	1.76%

Recoveries	485,390.73

Aggregate Net Losses/(Gains) - September 2013	305,687.99

Overcollateralization Target Amount	23,183,465.85
Actual Overcollateralization	23,183,465.85

Weighted Average APR	4.10%
Weighted Average APR, Yield Adjusted	4.97%
Weighted Average Remaining Term	46.06

Flow of Funds	$ Amount
Collections	24,724,668.85
Advances	(2,593.00)
Investment Earnings on Cash Accounts	702.84
Servicing Fee	(454,336.96)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	24,268,441.73

Distributions of Available Funds
(1) Class A Interest	275,219.10
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	21,727,285.26
(7) Distribution to Certificateholders	2,242,420.20
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	24,268,441.73

Servicing Fee	454,336.96
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount
Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 09/16/13	513,731,949.41
Principal Paid	21,727,285.26
Note Balance @ 10/15/13	492,004,664.15

Class A-1
Note Balance @ 09/16/13	0.00
Principal Paid	0.00
Note Balance @ 10/15/13	0.00
Note Factor @ 10/15/13	0.0000000%

Class A-2
Note Balance @ 09/16/13	110,121,949.41
Principal Paid	21,727,285.26
Note Balance @ 10/15/13	88,394,664.15
Note Factor @ 10/15/13	28.5328161%

Class A-3
Note Balance @ 09/16/13	257,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/13	257,000,000.00
Note Factor @ 10/15/13	100.0000000%

Class A-4
Note Balance @ 09/16/13	127,670,000.00
Principal Paid	0.00
Note Balance @ 10/15/13	127,670,000.00
Note Factor @ 10/15/13	100.0000000%

Class B
Note Balance @ 09/16/13	18,940,000.00
Principal Paid	0.00
Note Balance @ 10/15/13	18,940,000.00
Note Factor @ 10/15/13	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	298,736.27
Total Principal Paid	21,727,285.26

Total Paid	22,026,021.53

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	47,719.51
Principal Paid	21,727,285.26

Total Paid to A-2 Holders	21,775,004.77

Class A-3
Coupon	0.64000%
Interest Paid	137,066.67
Principal Paid	0.00

Total Paid to A-3 Holders	137,066.67

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00

Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00

Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3306763
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.0503041

Total Distribution Amount	24.3809804

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1540333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	70.1332642

Total A-2 Distribution Amount	70.2872975

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.2416668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 08/31/13	93,834.35
Balance as of 09/30/13	91,241.35
Change	(2,593.00)

Reserve Account
Balance as of 09/16/13	2,310,518.58
Investment Earnings	57.88
Investment Earnings Paid	(57.88)
Deposit/(Withdrawal)	—
Balance as of 10/15/13	2,310,518.58
Change	—

Required Reserve Amount	2,310,518.58